Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Available-for-sale securities, amortized cost
Due within one year	¥ 200,090
Due after one to five years	443,060
Due after five to ten years	300,347
Due after ten years	235,419
Available-for-sale Debt Securities, Amortized Cost Basis, Total	1,178,916
Available-for-sale securities, fair value
Due within one year	200,427
Due after one to five years	448,739
Due after five to ten years	309,294
Due after ten years	243,448
Available-for-sale Securities, Debt Securities, Total	1,201,908
Held-to-maturity securities, amortized cost
Due within one year	380
Due after one to five years	59
Due after ten years	115,160
Held-to-maturity securities, Amortized cost	115,599	¥ 96,731
Held-to-maturity securities, fair value
Due within one year	380
Due after one to five years	60
Due after ten years	129,537
Held-to-maturity securities, Fair value	¥ 129,977